Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Assets:
Deposits with SMBC	¥ 73,623,887	¥ 75,754,246
Loans	130,516,241	125,190,819
Other assets	13,065,937	7,983,972
Current tax assets	57,766	43,157
Total assets	309,203,641	292,165,070
Liabilities and equity:
Debt securities in issue	16,576,423	14,387,415
Other liabilities	16,767,384	10,821,441
Total liabilities	290,914,647	275,676,476
Other equity instruments holders' equity	2,252,846	1,868,377
Total equity	18,288,994	16,488,594	¥ 16,279,098	¥ 13,536,965
Total equity and liabilities	309,203,641	292,165,070
Sumitomo mitsui banking corporation [member]
Liabilities and equity:
Debt securities in issue	2,696,208	2,188,904
Other subsidiaries [member]
Liabilities and equity:
Debt securities in issue	2,745,934	2,682,046
SMFG [member]
Liabilities and equity:
Debt securities in issue	11,134,281	9,516,465
SMFG [member] | Non Consolidated [member]
Assets:
Investments in other subsidiaries, associates and joint ventures	2,481,066	2,480,680
Other assets	388,664	310,671
Current tax assets	17,616	1,393
Total assets	22,582,733	20,353,503
Liabilities and equity:
Long-term borrowings	402,838	380,100
Debt securities in issue	11,490,697	9,889,186
Other liabilities	149,833	102,273
Total liabilities	13,749,991	12,071,967
Shareholders' equity	6,585,588	6,418,083
Other equity instruments holders' equity	2,247,154	1,863,453
Total equity	8,832,742	8,281,536
Total equity and liabilities	22,582,733	20,353,503
SMFG [member] | Sumitomo mitsui banking corporation [member]
Assets:
Deposits with SMBC	551,330	530,273
Investments in SMBC	4,613,984	4,613,984
Loans	14,480,073	12,416,502
Liabilities and equity:
Short-term borrowings from SMBC	1,675,000	1,679,650
SMFG [member] | Other subsidiaries [member] | Non Consolidated [member]
Assets:
Loans	50,000
Liabilities and equity:
Debt securities in issue	¥ 31,623	¥ 20,758